Goodwill - Narrative (Details) - cash-generatingUnit	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Number of CGU used in impairment testing	1	1
Goodwill | Post-tax
Disclosure of detailed information about intangible assets [line items]
Estimated future cash flows, projection period	10 years